AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 2014.

Securities Act File No. 333-193135

Investment Company Act File No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 5	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia

3500 Lacey Road

Suite 700

Downers Grove, Illinois 60515

With Copies to:

Alan P. Goldberg K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602	Eric S. Purple K&L Gates LLP 1601 K Street NW Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

PowerShares Bloomberg Commodity Strategy Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 24th day of November, 2014.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Andrew Schlossberg

Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	November 24, 2014
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	November 24, 2014
Steven M. Hill

/s/ Anna Paglia	Secretary	November 24, 2014
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	November 24, 2014
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	November 24, 2014
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	November 24, 2014
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	November 24, 2014
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	November 24, 2014
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	November 24, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	November 24, 2014
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	November 24, 2014
Donald H. Wilson

*By: /s/ Anna Paglia		November 24, 2014
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Pre-Effective Amendment No. 3 on Form N-1A, filed on November 3, 2014, which are incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document